Share Option Activities (Detail) (Stock Options, USD $)	12 Months Ended
Dec. 31, 2011 Year
Stock Options
Weighted Number of shares
Options outstanding at beginning of year	11,962,045
Forfeited	(53,775)
Exercised	(751,510)
Options outstanding at end of year	11,156,760
Options exercisable at end of year	11,156,760
Options vested or expected to vest at end of year	11,156,760
Weighted average exercise price
Options outstanding at beginning of period	$ 4.33
Forfeited	$ 5.72
Exercised	$ 6.17
Options outstanding at end of period	$ 4.39
Options exercisable at end of period	$ 4.39
Options vested or expected to vest at end of period	$ 4.39
Remaining weighted average contract term (in years)
Options outstanding at end of period	4.33
Options exercisable at end of period	4.33
Options vested or expected to vest at end of period	4.33
Aggregate intrinsic value
Options outstanding at end of year	$ 6,432,607
Options exercisable at end of year	6,432,607
Options vested or expected to vest at end of year	$ 6,432,607